Right of Use Assets and Lease Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Increase right of use assets	¥ 164,348	¥ 101,534
Total cash outflows for lessee leases	¥ 208,414	¥ 188,677